OTHER BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Short-term Debt [Line Items]
Ending balance
Average balance during the year	$ 1,378	$ 4,350
Maximum month-end balance during the year	$ 9,464	$ 15,698
Average interest rate during the year	0.36%	0.25%
Weighted-average rate at year-end